Investment security	12 Months Ended
Dec. 31, 2017
Investment security
Investment security
10.	Investment security

	As of December 31,
	2016	2017
	RMB	RMB
Balance at the beginning of the year	135,952	79,298
Recognition of unrealized (loss)/gain	(68,309)	14,411
Foreign currency transaction adjustments, net of nil tax	11,655	(4,776)
Balance at the end of the year	79,298	88,933

On May 6, 2015, the Group entered into a share purchase agreement to acquire 2% equity stake in IT’S HANBUL CO.,LTD. (“IT’S HANBUL”, formerly known as IT’S SKIN CO., LTD.), a South Korean company engaged in the sale of beauty products, for a total cash consideration of RMB172,639. Such investment is accounted for under the cost method at initial recognition.

IT’S HANBUL listed on the Korea Composite Stock Price Index (“KOSPI”) market on December 28, 2015. Therefore the investment is reclassified as available-for-sale securities and is measured at fair value with unrealized gains or losses, if any, recorded in the accumulated other comprehensive income in shareholders’ equity. The decline in value of the investment, amounted to RMB114,789 for the period from May 2015 to December 2016, was considered other than temporary due to the duration and severity of the decline. The impairment was therefore recognized by reclassifying the unrealized loss of RMB114,789 from other comprehensive income to statement of income for the year ended December 31, 2016. There was no impairment and hence, no related reclassification from other comprehensive income to statement of income for the year ended December 31, 2017.